Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenue from VIP Gaming Operations	$ 10,578,785	$ 21,869,783	$ 28,500,970	$ 63,571,015
Vip Room [Member]
Revenue from VIP Gaming Operations	$ 859,794,000	$ 1,736,822,000	$ 2,058,015,000	$ 3,932,485,000
Gaming Win Rate Percentage	2.69%	2.73%	3.03%	3.54%